Consolidated Statements of Operations and Comprehensive Income ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2013 CNY (¥) ¥ / shares shares	Dec. 31, 2012 CNY (¥) ¥ / shares shares
Operating activities
General and administrative expenses	$ (346)	¥ (2,148)	¥ (1,762)	¥ (1,708)
Non-operating income (expenses):
Dividend income	623	3,866
Interest income	22	137	145	164
Interest expense	(89)	(552)	(534)	(916)
Net realized gain on investments	148	919		1,330
Unrealized gain (loss) on trading securities still held at the balance sheet date	(652)	(4,045)	12,165	4,541
Others | ¥				10
Exchange loss	(108)	(667)	(76)	(490)
Profit (loss) before income tax	(402)	(2,490)	9,938	2,931
Income tax expense (note 6)	0	0	0	0
Net income (loss)	(402)	(2,490)	9,938	2,931
Other comprehensive income, net of tax
Foreign currency translation adjustment	1,826	11,328	(14,217)	(3,548)
Available-for-sale investment securities:
Change in unrealized (losses) gains	(222)	(1,377)	7,041
Net change	1,604	9,951	(7,176)	(3,548)
Total comprehensive income (loss)	$ 1,202	¥ 7,461	¥ 2,762	¥ (617)
Earnings (loss) per common share
Basic and diluted | (per share)	$ (0.04)	¥ (0.28)	¥ 1.10	¥ 0.33
Weighted average number of shares used in the calculation of earnings (loss) per common share
Basic and diluted | shares	9,017,310	9,017,310	9,017,310	9,017,310